Contract Cost Assets, Net - Amortization Expense (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract cost assets
Contract Cost Assets, Net
Amortization expense related to contract acquisition costs	$ 35,729	$ 29,625	$ 28,811
Payments for processing rights
Contract Cost Assets, Net
Amortization expense related to contract acquisition costs		$ 21,357	$ 19,804